Quarterly Report
September 30, 2019
MFS®  Corporate Bond Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
9/30/19 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 96.9%
Aerospace – 3.3%
Huntington Ingalls Industries, Inc., 3.483%, 12/01/2027	$630,000	$654,318
L3Harris Technologies, Inc., 3.85%, 6/15/2023 (n)	1,083,000	1,140,772
Lockheed Martin Corp., 3.55%, 1/15/2026	964,000	1,033,529
Northrop Grumman Corp., 2.55%, 10/15/2022	1,737,000	1,760,232
Northrop Grumman Corp., 2.93%, 1/15/2025	1,488,000	1,533,895
TransDigm, Inc., 6.25%, 3/15/2026 (n)	1,109,000	1,190,789
		$7,313,535
Apparel Manufacturers – 0.6%
Tapestry, Inc., 4.125%, 7/15/2027	$1,247,000	$1,271,520
Asset-Backed & Securitized – 0.1%
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.643% (LIBOR - 1mo. + 1.6%), 12/28/2040 (z)	$122,568	$121,593
Greenwich Capital Commercial Funding Corp., 5.825%, 7/10/2038	62,729	63,078
JPMorgan Chase Commercial Mortgage Securities Corp., 5.925%, 7/15/2042 (n)(q)	200,367	136,558
Lehman Brothers Commercial Conduit Mortgage Trust, 1.115%, 2/18/2030 (i)	23,913	1
		$321,230
Automotive – 2.3%
Allison Transmission, Inc., 5.875%, 6/01/2029 (n)	$717,000	$777,945
General Motors Co., 6.25%, 10/02/2043	1,257,000	1,377,084
General Motors Financial Co., Inc., 4.35%, 1/17/2027	472,000	485,149
Lear Corp., 3.8%, 9/15/2027	1,276,000	1,282,473
ZF North America Capital, Inc., 4.75%, 4/29/2025 (n)	1,153,000	1,201,830
		$5,124,481
Broadcasting – 0.7%
Discovery, Inc., 4.125%, 5/15/2029	$373,000	$392,608
Fox Corp., 4.03%, 1/25/2024 (n)	283,000	300,905
Fox Corp., 5.476%, 1/25/2039 (n)	708,000	867,779
		$1,561,292
Brokerage & Asset Managers – 2.2%
Charles Schwab Corp., 3.85%, 5/21/2025	$1,140,000	$1,229,119
E*TRADE Financial Corp., 2.95%, 8/24/2022	625,000	635,043
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	1,070,000	1,151,906
TD Ameritrade Holding Corp., 3.3%, 4/01/2027	1,080,000	1,134,158
TD Ameritrade Holding Corp., 2.75%, 10/01/2029	630,000	633,559
		$4,783,785
Building – 1.9%
CRH America Finance, Inc., 4.5%, 4/04/2048 (n)	$896,000	$963,985
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	850,000	909,450
Martin Marietta Materials, Inc., 3.45%, 6/01/2027	504,000	513,064
Martin Marietta Materials, Inc., 3.5%, 12/15/2027	747,000	766,544
Masco Corp., 4.45%, 4/01/2025	560,000	606,535
Masco Corp., 4.375%, 4/01/2026	476,000	510,923
		$4,270,501
Business Services – 1.6%
Equinix, Inc., 5.75%, 1/01/2025	$969,000	$1,009,020
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	220,000	229,462
Fidelity National Information Services, Inc., 5%, 10/15/2025	216,000	245,452
Fidelity National Information Services, Inc., 3%, 8/15/2026	1,167,000	1,201,601
Fiserv, Inc., 4.4%, 7/01/2049	711,000	793,347
		$3,478,882

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Cable TV – 2.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035	$505,000	$611,472
Cox Communications, Inc., 3.5%, 8/15/2027 (n)	803,000	841,632
Cox Communications, Inc., 4.6%, 8/15/2047 (n)	332,000	364,355
Sirius XM Radio, Inc., 5.375%, 7/15/2026 (n)	353,000	370,601
Sirius XM Radio, Inc., 5%, 8/01/2027 (n)	594,000	613,305
Time Warner Cable, Inc., 5%, 2/01/2020	354,000	356,862
Time Warner Cable, Inc., 4.5%, 9/15/2042	955,000	939,766
Time Warner Entertainment Co. LP, 8.375%, 7/15/2033	266,000	367,928
Videotron Ltd., 5%, 7/15/2022	1,555,000	1,636,637
		$6,102,558
Chemicals – 0.3%
Sherwin-Williams Co., 4.5%, 6/01/2047	$500,000	$560,310
Computer Software – 1.0%
Dell International LLC/EMC Corp., 4.9%, 10/01/2026 (n)	$1,456,000	$1,560,691
VeriSign, Inc., 4.625%, 5/01/2023	763,000	775,590
		$2,336,281
Computer Software - Systems – 0.4%
Apple, Inc., 4.375%, 5/13/2045	$383,000	$463,657
Apple, Inc., 4.25%, 2/09/2047	319,000	381,362
		$845,019
Conglomerates – 1.2%
Roper Technologies, Inc., 4.2%, 9/15/2028	$681,000	$747,882
Roper Technologies, Inc. , 2.95%, 9/15/2029	450,000	451,092
United Technologies Corp., 4.125%, 11/16/2028	517,000	584,926
Wabtec Corp., 4.95%, 9/15/2028	890,000	981,387
		$2,765,287
Consumer Products – 1.6%
Reckitt Benckiser Treasury Services PLC, 3%, 6/26/2027 (n)	$1,876,000	$1,928,222
Whirlpool Corp., 4.75%, 2/26/2029	1,482,000	1,651,856
		$3,580,078
Consumer Services – 2.8%
IHS Markit Ltd., 3.625%, 5/01/2024	$310,000	$321,191
IHS Markit Ltd., 4.25%, 5/01/2029	465,000	500,075
Priceline Group, Inc., 3.65%, 3/15/2025	283,000	301,644
Priceline Group, Inc., 3.6%, 6/01/2026	1,761,000	1,882,866
Priceline Group, Inc., 3.55%, 3/15/2028	486,000	520,967
Service Corp. International, 5.125%, 6/01/2029	980,000	1,047,375
Visa, Inc., 4.15%, 12/14/2035	1,413,000	1,702,188
		$6,276,306
Containers – 1.2%
Ball Corp., 4%, 11/15/2023	$1,009,000	$1,055,666
Ball Corp., 5.25%, 7/01/2025	1,492,000	1,650,525
		$2,706,191
Electrical Equipment – 0.9%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$1,979,000	$2,028,682
Electronics – 3.1%
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.875%, 1/15/2027	$2,494,000	$2,504,525
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.5%, 1/15/2028	976,000	951,206
Broadcom, Inc., 4.25%, 4/15/2026 (n)	1,267,000	1,308,693
Sensata Technologies, Inc., 4.375%, 2/15/2030 (z)	1,276,000	1,274,405

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Electronics – continued
Texas Instruments, Inc., 2.25%, 9/04/2029	$519,000	$510,947
Tyco Electronics Group S.A., 3.5%, 2/03/2022	252,000	259,192
		$6,808,968
Emerging Market Quasi-Sovereign – 0.7%
Petrobras Global Finance B.V. (Federative Republic of Brazil), 6.9%, 3/19/2049	$1,414,000	$1,621,858
Energy - Integrated – 1.4%
Eni S.p.A., 4.75%, 9/12/2028 (n)	$761,000	$863,413
Eni S.p.A., 4.25%, 5/09/2029 (n)	650,000	713,242
Shell International Finance B.V., 3.75%, 9/12/2046	1,300,000	1,441,818
		$3,018,473
Financial Institutions – 1.8%
AerCap Ireland Capital Ltd., 4.625%, 10/30/2020	$227,000	$232,375
AerCap Ireland Capital Ltd., 4.875%, 1/16/2024	434,000	468,649
AerCap Ireland Capital Ltd., 3.65%, 7/21/2027	1,576,000	1,603,561
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	624,000	645,403
International Lease Finance Corp., 5.875%, 8/15/2022	1,000,000	1,095,611
		$4,045,599
Food & Beverages – 3.5%
Anheuser-Busch InBev Worldwide, Inc., 4.15%, 1/23/2025	$470,000	$513,332
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	527,000	590,114
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049	566,000	740,733
Conagra Brands, Inc., 5.3%, 11/01/2038	213,000	246,024
Conagra Brands, Inc., 5.4%, 11/01/2048	421,000	499,452
Constellation Brands, Inc., 4.25%, 5/01/2023	1,605,000	1,715,843
Diageo Capital PLC, 2.375%, 10/24/2029	1,023,000	1,013,752
JBS USA LLC/JBS USA Finance, Inc., 6.75%, 2/15/2028 (n)	938,000	1,038,835
JBS USA Lux S.A./JBS USA Finance, Inc., 6.5%, 4/15/2029 (n)	714,000	792,526
Tyson Foods, Inc., 4.5%, 6/15/2022	598,000	631,750
		$7,782,361
Gaming & Lodging – 2.3%
GLP Capital LP/GLP Financing II, Inc., 5.75%, 6/01/2028	$1,365,000	$1,552,674
GLP Capital LP/GLP Financing II, Inc., 5.3%, 1/15/2029	319,000	351,605
Hilton Domestic Operating Co., Inc., 4.875%, 1/15/2030 (n)	922,000	973,494
Las Vegas Sands Corp., 3.9%, 8/08/2029	250,000	256,424
Marriott International, Inc., 4%, 4/15/2028	1,749,000	1,871,332
		$5,005,529
Insurance – 0.7%
American International Group, Inc., 4.7%, 7/10/2035	$1,010,000	$1,150,673
American International Group, Inc., 4.5%, 7/16/2044	367,000	408,894
		$1,559,567
Insurance - Health – 1.1%
Centene Corp., 5.375%, 6/01/2026 (n)	$309,000	$323,291
UnitedHealth Group, Inc., 4.625%, 7/15/2035	1,690,000	2,042,351
		$2,365,642
Insurance - Property & Casualty – 3.7%
Aon Corp., 3.75%, 5/02/2029	$1,376,000	$1,468,057
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	828,000	848,808
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	343,000	344,108
Hartford Financial Services Group, Inc., 3.6%, 8/19/2049	874,000	879,540
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (z)	743,000	862,852
Marsh & McLennan Cos., Inc., 4.8%, 7/15/2021	900,000	934,728

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	$779,000	$821,568
Marsh & McLennan Cos., Inc., 4.75%, 3/15/2039	740,000	893,035
Marsh & McLennan Cos., Inc., 4.35%, 1/30/2047	471,000	542,484
Swiss Re Ltd., 4.25%, 12/06/2042 (n)	468,000	537,355
		$8,132,535
Machinery & Tools – 0.7%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$515,000	$543,429
CNH Industrial Capital LLC, 3.85%, 11/15/2027	905,000	932,614
		$1,476,043
Major Banks – 13.0%
Bank of America Corp., 3.124% to 1/20/2022, FLR (LIBOR - 3mo. + 1.16%) to 1/20/2023	$1,232,000	$1,256,609
Bank of America Corp., 3.004%, 12/20/2023	739,000	754,717
Bank of America Corp., 4.125%, 1/22/2024	1,917,000	2,063,246
Bank of America Corp., 4.2%, 8/26/2024	1,434,000	1,538,101
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	351,000	366,585
Bank of America Corp., 6.1%, 12/29/2049	1,420,000	1,551,350
Bank of America Corp., 5.875%, 12/31/2059	936,000	1,010,880
Goldman Sachs Group, Inc., 3.85%, 1/26/2027	608,000	644,706
HSBC Holdings PLC, 4.375%, 11/23/2026	941,000	1,006,686
JPMorgan Chase & Co., 4.5%, 1/24/2022	790,000	833,399
JPMorgan Chase & Co., 3.25%, 9/23/2022	2,397,000	2,477,538
JPMorgan Chase & Co., 3.125%, 1/23/2025	688,000	712,396
JPMorgan Chase & Co., 3.54%, 5/01/2028	1,709,000	1,802,078
JPMorgan Chase & Co., 3.964%, 11/15/2048	1,500,000	1,681,694
JPMorgan Chase & Co., 3.897%, 1/23/2049	1,111,000	1,236,180
JPMorgan Chase & Co., 6.75%, 1/29/2049	1,221,000	1,355,310
Morgan Stanley, 4.431%, 1/23/2030	439,000	493,068
Royal Bank of Canada, 2.55%, 7/16/2024	2,936,000	2,975,765
Sumitomo Mitsui Financial Group, Inc., 3.102%, 1/17/2023	1,861,000	1,907,495
Wachovia Corp., 6.605%, 10/01/2025	1,270,000	1,528,301
Wells Fargo & Co., 3.75%, 1/24/2024	1,037,000	1,097,291
Wells Fargo & Co., 4.1%, 6/03/2026	476,000	509,882
		$28,803,277
Medical & Health Technology & Services – 5.2%
Alcon, Inc., 3.8%, 9/23/2049 (z)	$247,000	$257,839
Becton, Dickinson and Co., 3.734%, 12/15/2024	161,000	170,357
Becton, Dickinson and Co., 4.685%, 12/15/2044	847,000	983,324
Becton, Dickinson and Co., 4.669%, 6/06/2047	955,000	1,127,834
Cigna Corp., 4.125%, 11/15/2025	945,000	1,014,641
HCA, Inc., 4.75%, 5/01/2023	910,000	974,735
HCA, Inc., 5.25%, 6/15/2026	978,000	1,089,020
HCA, Inc., 5.875%, 2/01/2029	472,000	530,165
HCA, Inc., 5.125%, 6/15/2039	207,000	225,771
IQVIA Holdings, Inc., 5%, 5/15/2027 (n)	856,000	896,660
Laboratory Corp. of America Holdings, 3.25%, 9/01/2024	917,000	949,830
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	900,000	1,002,110
Thermo Fisher Scientific, Inc., 2.95%, 9/19/2026	555,000	571,798
Thermo Fisher Scientific, Inc., 4.1%, 8/15/2047	1,544,000	1,740,460
		$11,534,544
Medical Equipment – 2.2%
Abbott Laboratories, 2.9%, 11/30/2021	$2,291,000	$2,332,421
Abbott Laboratories, 4.75%, 11/30/2036	836,000	1,022,191
Boston Scientific Corp., 3.75%, 3/01/2026	548,000	585,621
Teleflex, Inc., 4.625%, 11/15/2027	125,000	130,469

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical Equipment – continued
Zimmer Biomet Holdings, Inc., FLR, 2.914% (LIBOR - 3mo. + 0.75%), 3/19/2021	$774,000	$774,014
		$4,844,716
Metals & Mining – 0.8%
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	$863,000	$903,145
Glencore Funding LLC, 3.875%, 10/27/2027 (n)	195,000	198,529
Vale Overseas Ltd., 6.875%, 11/21/2036	469,000	594,223
		$1,695,897
Midstream – 3.7%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$1,375,000	$1,538,000
Cheniere Energy, Inc., 4.5%, 10/01/2029 (z)	312,000	319,410
Enterprise Products Operating LLC, 4.2%, 1/31/2050	724,000	774,286
Kinder Morgan Energy Partners LP, 6.85%, 2/15/2020	370,000	376,202
MPLX LP, 4.5%, 4/15/2038	744,000	771,205
Plains All American Pipeline, 3.55%, 12/15/2029	715,000	698,936
Sabine Pass Liquefaction LLC, 5.625%, 4/15/2023	1,467,000	1,594,001
Sabine Pass Liquefaction LLC, 5.625%, 3/01/2025	133,000	149,338
Sabine Pass Liquefaction LLC, 5.875%, 6/30/2026	289,000	331,136
Sabine Pass Liquefaction LLC, 5%, 3/15/2027	542,000	597,619
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	1,021,000	1,080,330
		$8,230,463
Mortgage-Backed – 0.0%
Freddie Mac, 3.244%, 8/25/2027	$69,000	$74,451
Municipal – 0.9%
New Jersey Economic Development Authority State Pension Funding Rev., “A”, 7.425%, 2/15/2029	$1,500,000	$1,916,100
Natural Gas - Distribution – 3.1%
NiSource Finance Corp., 3.85%, 2/15/2023	$1,106,000	$1,153,369
NiSource Finance Corp., 4.8%, 2/15/2044	761,000	886,869
NiSource, Inc., 2.95%, 9/01/2029	1,371,000	1,378,427
NiSource, Inc., 5.65%, 2/01/2045	475,000	612,113
Sempra Energy, 3.25%, 6/15/2027	2,779,000	2,854,073
		$6,884,851
Network & Telecom – 1.4%
AT&T, Inc., 5.35%, 12/15/2043	$685,000	$805,056
AT&T, Inc., 4.75%, 5/15/2046	1,136,000	1,259,786
AT&T, Inc., 5.15%, 11/15/2046	445,000	514,190
AT&T, Inc., 5.65%, 2/15/2047	452,000	560,460
		$3,139,492
Oils – 2.3%
Marathon Petroleum Corp., 4.75%, 9/15/2044	$910,000	$977,983
Marathon Petroleum Corp., 4.5%, 4/01/2048	433,000	452,359
Valero Energy Corp., 3.4%, 9/15/2026	1,601,000	1,637,251
Valero Energy Corp., 4.9%, 3/15/2045	1,783,000	1,990,959
		$5,058,552
Other Banks & Diversified Financials – 0.9%
Capital One Financial Corp., 3.75%, 4/24/2024	$796,000	$836,398
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)	760,000	807,437
Macquarie Bank Ltd./London, 6.125% to 9/12/2025, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165 (z)	444,000	446,775
		$2,090,610
Pharmaceuticals – 0.8%
Elanco Animal Health, Inc., 4.9%, 8/28/2028	$1,624,000	$1,772,853

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Pollution Control – 1.1%
Republic Services, Inc., 5.25%, 11/15/2021	$1,160,000	$1,234,757
Republic Services, Inc., 3.95%, 5/15/2028	1,100,000	1,217,125
		$2,451,882
Precious Metals & Minerals – 0.3%
Teck Resources Ltd., 6.25%, 7/15/2041	$667,000	$741,325
Railroad & Shipping – 0.2%
Canadian Pacific Railway Co., 4.5%, 1/15/2022	$400,000	$419,119
Retailers – 1.5%
Best Buy Co., Inc., 5.5%, 3/15/2021	$31,000	$32,135
Best Buy Co., Inc., 4.45%, 10/01/2028	973,000	1,056,841
Dollar Tree, Inc., 4%, 5/15/2025	874,000	926,067
Dollar Tree, Inc., 4.2%, 5/15/2028	368,000	395,425
Home Depot, Inc., 4.875%, 2/15/2044	760,000	979,729
		$3,390,197
Specialty Chemicals – 0.3%
Ecolab, Inc., 4.35%, 12/08/2021	$656,000	$687,542
Telecommunications - Wireless – 3.0%
American Tower Corp., REIT, 3.5%, 1/31/2023	$371,000	$384,365
American Tower Corp., REIT, 3%, 6/15/2023	1,049,000	1,073,054
American Tower Corp., REIT, 4%, 6/01/2025	1,000,000	1,068,829
American Tower Corp., REIT, 3.6%, 1/15/2028	1,133,000	1,192,730
American Tower Corp., REIT, 3.8%, 8/15/2029	553,000	590,220
Crown Castle International Corp., 5.25%, 1/15/2023	470,000	511,721
Crown Castle International Corp., 3.15%, 7/15/2023	878,000	899,600
Crown Castle International Corp., 4.45%, 2/15/2026	338,000	370,134
Crown Castle International Corp., 3.7%, 6/15/2026	533,000	561,948
		$6,652,601
Tobacco – 0.1%
Reynolds American, Inc., 3.25%, 6/12/2020	$165,000	$166,044
Transportation - Services – 0.5%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$272,000	$289,225
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	421,000	596,155
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	201,000	224,052
		$1,109,432
U.S. Treasury Obligations – 4.9%
U.S. Treasury Bonds, 3.5%, 2/15/2039 (f)	$5,277,000	$6,610,267
U.S. Treasury Bonds, 3%, 2/15/2048	3,657,800	4,342,923
		$10,953,190
Utilities - Electric Power – 6.9%
Berkshire Hathaway Energy, 4.5%, 2/01/2045	$597,000	$708,398
Duke Energy Corp., 3.75%, 9/01/2046	1,059,000	1,090,300
Duke Energy Progress LLC, 3.45%, 3/15/2029	582,000	628,159
Emera U.S. Finance LP, 2.7%, 6/15/2021	330,000	331,939
Emera U.S. Finance LP, 3.55%, 6/15/2026	378,000	396,050
Enel Finance International N.V., 2.75%, 4/06/2023 (n)	1,974,000	1,986,311
Enel Finance International N.V., 2.65%, 9/10/2024	1,734,000	1,735,860
Enel Finance International N.V., 3.625%, 5/25/2027 (n)	471,000	488,732
Enel Finance International N.V., 4.75%, 5/25/2047 (n)	460,000	520,237
Evergy, Inc., 2.9%, 9/15/2029	1,510,000	1,502,364

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Eversource Energy, 2.9%, 10/01/2024	$991,000	$1,015,326
Exelon Corp., 3.497%, 6/01/2022	1,163,000	1,192,869
FirstEnergy Corp., 3.9%, 7/15/2027	707,000	753,371
NextEra Energy Capital Holdings, Inc., 3.15%, 4/01/2024	1,283,000	1,325,115
PPL Capital Funding, Inc., 5%, 3/15/2044	590,000	688,753
Southern Co., 2.95%, 7/01/2023	440,000	449,068
Virginia Electric & Power Co., 2.875%, 7/15/2029	579,000	593,023
		$15,405,875
Total Bonds		$215,165,526
Investment Companies (h) – 1.9%
Money Market Funds – 1.9%
MFS Institutional Money Market Portfolio, 2.09% (v)	4,190,582	$4,190,582

Other Assets, Less Liabilities – 1.2%		2,709,846
Net Assets – 100.0%		$222,065,954
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,190,582 and $215,165,526, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $27,904,104, representing 12.6% of net assets.
(q)	Interest received was less than stated coupon rate.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:
Restricted Securities	Acquisition Date	Cost	Value
Alcon, Inc., 3.8%, 9/23/2049	9/16/19	$246,560	$257,839
Bayview Financial Revolving Mortgage Loan Trust, FLR, 3.643% (LIBOR - 1mo. + 1.6%), 12/28/2040	3/01/06	122,568	121,593
Cheniere Energy, Inc., 4.5%, 10/01/2029	9/09/19	312,000	319,410
Liberty Mutual Group, Inc., 4.85%, 8/01/2044	7/21/14	742,458	862,852
Macquarie Bank Ltd./London, 6.125% to 9/12/2025, FLR (Swap Rate - 5yr. + 4.332%) to 12/31/2165	3/01/17	444,000	446,775
Sensata Technologies, Inc., 4.375%, 2/15/2030	9/10/19-9/13/19	1,276,354	1,274,405
Total Restricted Securities			$3,282,874
% of Net assets			1.5%
The following abbreviations are used in this report and are defined:
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued
Derivative Contracts at 9/30/19
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Short	USD	100	$13,031,250	December – 2019	$155,008
U.S. Treasury Ultra Note 10 yr	Short	USD	30	4,272,188	December – 2019	71,750
						$226,758
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	80	$17,240,000	December – 2019	$(39,657)
U.S. Treasury Ultra Bond	Long	USD	22	4,221,938	December – 2019	(111,113)
						$(150,770)
At September 30, 2019, the fund had liquid securities with an aggregate value of $107,729 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/19 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of September 30, 2019 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$10,953,190	$—	$10,953,190
Non-U.S. Sovereign Debt	—	1,621,858	—	1,621,858
Municipal Bonds	—	1,916,100	—	1,916,100
U.S. Corporate Bonds	—	166,828,798	—	166,828,798
Residential Mortgage-Backed Securities	—	74,451	—	74,451
Commercial Mortgage-Backed Securities	—	199,637	—	199,637
Asset-Backed Securities (including CDOs)	—	121,593	—	121,593
Foreign Bonds	—	33,449,899	—	33,449,899
Mutual Funds	4,190,582	—	—	4,190,582
Total	$4,190,582	$215,165,526	$—	$219,356,108
Other Financial Instruments
Futures Contracts - Assets	$226,758	$—	$—	$226,758
Futures Contracts - Liabilities	(150,770)	—	—	(150,770)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,006,790	$58,239,530	$57,055,808	$370	$(300)	$4,190,582
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$62,782	$—